Restructuring Charges (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring charges, by reportable segment
Restructuring charges, net of revisions	$ (4)	$ 403	$ 119
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	622
Employee Severance [Member]
Restructuring charges, by reportable segment
Restructuring charges, net of revisions	(7)	366	96
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	529
Other Terminations [Member]
Restructuring charges, by reportable segment
Restructuring charges, net of revisions	3	37	23
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	93
U S Card Services [Member]
Restructuring charges, by reportable segment
Restructuring charges, net of revisions	(7)
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	77
U S Card Services [Member] | Employee Severance [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	71
U S Card Services [Member] | Other Terminations [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	6
International Card Services [Member]
Restructuring charges, by reportable segment
Restructuring charges, net of revisions	(8)
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	111
International Card Services [Member] | Employee Severance [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	110
International Card Services [Member] | Other Terminations [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	1
Global Commercial Services [Member]
Restructuring charges, by reportable segment
Restructuring charges, net of revisions	(4)
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	222
Global Commercial Services [Member] | Employee Severance [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	204
Global Commercial Services [Member] | Other Terminations [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	18
Global Network And Merchant Services [Member]
Restructuring charges, by reportable segment
Restructuring charges, net of revisions	7
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	55
Global Network And Merchant Services [Member] | Employee Severance [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	55
Global Network And Merchant Services [Member] | Other Terminations [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	0
Corporate and Other [Member]
Restructuring charges, by reportable segment
Restructuring charges, net of revisions	8
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	157
Severance and other charges	147
Corporate and Other [Member] | Employee Severance [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	89
Corporate and Other [Member] | Other Terminations [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	$ 68